1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and Counsel

(303) 902-9135

Julie.collett@equitable.com

LAW DEPARTMENT

July 15, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Initial Filing of the Registration Statement on

Form N-6 for Equitable Financial Life Insurance Company

(“Equitable Financial”)

(CIK #0000771726)

(“Registration Statement”)

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to Equitable Financial’s Separate Account FP.

This Registration Statement relates to a new national version of the COIL Institutional SeriesSM (Series 162) variable life insurance policy to be issued by Equitable Financial with variable investment options funded through Equitable Financial’s Separate Account FP.

The principal differences between the new version of the COIL Institutional SeriesSM (Series 162) and the current version of COIL Institutional SeriesSM are outlined below. COIL Institutional SeriesSM is covered by Equitable Financial’s Form N-6 Registration Statement File No. 333-232418 and has been offered continuously since it became effective under the 1933 Act.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the COIL Institutional SeriesSM (Series 162) design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the COIL Institutional SeriesSM Registration Statement.

The principal differences between COIL Institutional SeriesSM (Series 162) and COIL Institutional SeriesSM are as follows:

1. Changes to the Administrative Expenses;

2. Changes to the Integrated Term Rider administrative charge;

3. Changes to the Policy Continuation Rider charge; and

4. A change to the IRC section 7702 interest rate for the cash value accumulation test.

We would like to have COIL Institutional SeriesSM (Series 162) effective by October 20, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before September 16, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (303) 902-9135 if you have any questions or comments.

Very truly yours,

/s/ Julie Collett
Julie Collett